Accounts receivable (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade	$ 979,728	$ 1,126,772
R&D and other tax credits	259,289	245,980
Other	118,073	108,616
Total accounts receivable	$ 1,357,090	$ 1,481,368